SHARE CAPITAL AND OTHER RESERVES - Weighted average assumptions used to estimate the fair value of share options granted (Details) - Y	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL AND OTHER RESERVES
Expected life	5	5	5
Expected volatility	125.67%	133.51%	143.18%
Risk-free interest rate	3.49%	4.69%	4.09%
Expected dividend yield
Forfeiture rate